Intangible assets - Summary of Individually Material to the Financial Statements (Detail) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Expedeon CaptSure technology
Disclosure of intangible assets material to entity [line items]
Carrying amount	£ 22.4
Remaining amortization	14 years
Expedeon antibody labelling and conjugation technology
Disclosure of intangible assets material to entity [line items]
Carrying amount	£ 15.8
Remaining amortization	14 years
Epitomics RabMAb® technology
Disclosure of intangible assets material to entity [line items]
Carrying amount	£ 8.9
Remaining amortization	5 years
Firefly BioWorks Multiplex and assay technology
Disclosure of intangible assets material to entity [line items]
Carrying amount	£ 11.3
Remaining amortization	8 years
Roche licence agreement
Disclosure of intangible assets material to entity [line items]
Carrying amount	£ 6.4
Remaining amortization	7 years
BioVision Metabolism Assays & Proteins
Disclosure of intangible assets material to entity [line items]
Carrying amount	£ 77.5
Remaining amortization	10 years